CONSOLIDATED STATEMENTS OF INCOME ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 ILS (₪) ₪ / shares shares		Dec. 31, 2025 USD ($) $ / shares shares		Dec. 31, 2024 ILS (₪) ₪ / shares shares	Dec. 31, 2023 ILS (₪) ₪ / shares shares
Consolidated Statements [Line Items]
Sales	₪ 610,605		$ 191,412		₪ 575,795	₪ 543,262
Cost of sales	435,781		136,609		414,461	422,695
Gross profit	174,824		54,803	[1]	161,334	120,567
Operating costs and expenses
Selling expenses	71,721		22,483		68,893	74,216
General and administrative expenses	28,767		9,018		26,165	26,110
Operating profit before other expenses (income)	74,336		23,302	[1]	66,276	20,241
Other expenses (Income)	(95)		(31)	[1]	11,402	(109)
Operating profit	74,431		23,333	[1]	54,874	20,350
Finance Income	44,784		14,039	[1]	39,741	20,363
Finance expenses	2,628		824	[1]	1,933	1,521
Finance Income, net	42,156		13,215	[1]	37,808	18,842
Profit before taxes on Income	116,587		36,548	[1]	92,682	39,192
Taxes on Income	26,156		8,199		22,367	7,536
Net Income	₪ 90,431		$ 28,349		₪ 70,315	₪ 31,656
Earnings per share:
Basic earnings per share | (per share)	₪ 6.5		$ 2.04	[1]	₪ 5.07	₪ 2.28
Diluted earnings per share | (per share)	₪ 6.5		$ 2.04	[1]	₪ 5.07	₪ 2.28
Weighted average number of Shares used in computation of basic EPS	13,906,412	[1]	13,906,412	[1]	13,874,334	13,867,017
Weighted average number of Shares used in computation of diluted EPS	13,913,507	[1]	13,913,507	[1]	13,874,334	13,867,017

[1]	Convenience Translation into US Dollars.